PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Diversified REITs 2.6%
Essential Properties Realty Trust, Inc.	116,828	$3,727,982
Health Care REITs 18.1%
American Healthcare REIT, Inc.	136,943	5,031,286
Global Medical REIT, Inc.	196,218	1,359,791
Healthcare Realty Trust, Inc.	134,271	2,129,538
National Health Investors, Inc.	29,779	2,088,103
Welltower, Inc.	101,883	15,662,474
		26,271,192
Hotel & Resort REITs 2.2%
Ryman Hospitality Properties, Inc.	15,383	1,517,841
Sunstone Hotel Investors, Inc.	196,149	1,702,573
		3,220,414
Industrial REITs 11.4%
First Industrial Realty Trust, Inc.	75,820	3,649,217
Prologis, Inc.	95,836	10,074,280
STAG Industrial, Inc.	80,304	2,913,429
		16,636,926
Office REITs 4.9%
BXP, Inc.	7,997	539,558
Hudson Pacific Properties, Inc.*	378,399	1,036,813
Piedmont Realty Trust, Inc. (Class A Stock)	171,452	1,249,885
SL Green Realty Corp.	68,745	4,255,315
		7,081,571
Residential REITs 12.7%
American Homes 4 Rent (Class A Stock)	31,420	1,133,320
Equity Residential	70,567	4,762,567
Essex Property Trust, Inc.	27,378	7,758,925
Mid-America Apartment Communities, Inc.	10,039	1,485,872
UDR, Inc.	9,770	398,909
Veris Residential, Inc.	193,039	2,874,351
		18,413,944
Retail REITs 16.1%
Agree Realty Corp.	87,217	6,372,074
Brixmor Property Group, Inc.	148,505	3,867,070
Curbline Properties Corp.	72,703	1,659,810
Macerich Co. (The)	26,549	429,563
Realty Income Corp.	13,209	760,970
Regency Centers Corp.	19,915	1,418,545
Simon Property Group, Inc.	47,465	7,630,473
Urban Edge Properties	70,672	1,318,740
		23,457,245
Specialized REITs 31.2%
Digital Realty Trust, Inc.	58,346	10,171,458
EPR Properties	83,012	4,836,279
Equinix, Inc.	10,633	8,458,233
Extra Space Storage, Inc.	20,454	3,015,738
Iron Mountain, Inc.	62,219	6,381,803
National Storage Affiliates Trust	62,752	2,007,436

PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
Public Storage	9,215	$2,703,865
Smartstop Self Storage REIT, Inc.	144,121	5,221,504
VICI Properties, Inc.	79,597	2,594,862
		45,391,178

Total Long-Term Investments (cost $123,157,618)		144,200,452

Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.508%) (cost $1,926,927)(wb)	1,926,927	1,926,927

TOTAL INVESTMENTS 100.5% (cost $125,084,545)		146,127,379
Liabilities in excess of other assets (0.5)%		(671,419)

Net Assets 100.0%		$145,455,960

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2